Share-Based Compensation - Fair Value of options (Details) - Stock Options	1 Months Ended	12 Months Ended
	Jan. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Risk-free interest rates	3.43%	3.61%	0.91%
Expected life	5 years	5 years	5 years
Expected volatility	41.00%	41.00%	40.81%
Expected dividend yield	0.00%	0.00%	0.00%